Cover	Jul. 07, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43388
Entity Registrant Name	Freedom Metals Acquisition Corp.
Entity Central Index Key	0002129659
Entity Tax Identification Number	98-1924156
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3250 NE 1st Ave
Entity Address, Address Line Two	Suite 305
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	855
Local Phone Number	230-7271
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	FDMMU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FDMM
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	FDMMW
Security Exchange Name	NASDAQ